[HGK LOGO OMITTED]


                                EQUITY VALUE FUND

                         SEMI-ANNUAL REPORT TO SHAREHOLDERS
                              AS OF APRIL 30, 2002


                THIS INFORMATION MUST BE PRECEDED OR ACCOMPANIED
                             BY A CURRENT PROSPECTUS

              MANAGER'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE


INVESTMENT OBJECTIVES

The HGK Equity Value Fund seeks to achieve long-term capital appreciation by investing primarily in large capitalization U.S. stocks that exhibit value characteristics. The Fund's goal is to outperform the overall market over an entire market cycle and outperform the Wilshire Target Large Value Index over shorter periods. A secondary objective is lower-than-market volatility, which may be achieved through broad sector diversification.

PERFORMANCE SUMMARY

For the six months ended April 30, 2002, the Fund returned 7.75%. The Fund's performance benchmark, the Wilshire Target Large Value Index, posted a return of 10.47% over the same period, while the S&P 500 returned 2.31%.

After the terror attacks of September 11, stocks rebounded smartly from an oversold condition. The S&P 500 rose 19.3% from September 21 through year-end, while the NASDAQ has posted a 37.2% increase during the same period. The prospect of the beneficial effects of monetary and fiscal stimulus, the impressive early success in the "war on terrorism", and tentative signs of improvement in the outlook for both the economy and corporate profits, were responsible for the stock market gains. Unfortunately, much of that gain has eroded in 2002 as the needed rebound in capital spending continues to elude the U.S. economy._ Our outperformance relative to the S&P 500 was attributable to the repositioning of the portfolio immediately after the market correction in September. By increasing exposure to economically sensitive sectors such as Capital Goods and Technology while de-emphasizing defensive industries such as Food, Pharmaceuticals and Utilities, the Fund performed well. The Wilshire Target Index, which the Fund trailed, is highly concentrated in cyclical stocks and is therefore a difficult benchmark to beat during such periods.

OUTLOOK

As we approach mid-2002, our outlook does call for an improvement in economic activity led by inventory re-building across a wide range of industries. Corporate profits should rebound as cost-cutting starts to pay off through productivity growth. In addition, earnings comparisons should look better when compared to a dismal 2001. Inflation should also remain subdued as low levels of capacity utilization prevent any significant uptick. Offsetting the good news is the fact that the consumer base cannot be expected to continue to support the economy at the same rate given the large amount of consumer indebtedness. Also many world economies entered recessions after ours and cannot be expected to assist our economy. All things being equal, a recovery in both economic activity and corporate profits is expected but should be muted after a surge in the first half of the year due to inventory rebuilding.

In 2002 HGK feels sector diversification will again play an integral role in navigating the market this year. An emphasis on managing risk will be just as important as generating returns. Interestingly, high quality stocks appear more attractive on a valuation basis than lower quality issues so this too will be an area of concentration for HGK in the year ahead. HGK expects stock market returns to revert to historical norms, 8% - 10% and investors should think more along these lines as opposed to the strong double digit returns of the late 1990's. Finally with the expectation of lower overall returns for equities, the dividends component of total return should be more significant. HGK will make that another area of emphasis in the year ahead.

STATEMENT OF NET ASSETS                          THE ADVISORS' INNER CIRCLE FUND
April 30, 2002                                                       (Unaudited)


                                                                         Market
                                                                          Value
HGK EQUITY VALUE FUND                             Shares                   (000)
--------------------------------------------------------------------------------
% of Portfolio

[PIE CHART OMITTED] PLOT POINTS FOLLOW:

Repurchase Agreement 3%
Common Stock 97%


COMMON STOCK (96.8%)
AEROSPACE & DEFENSE (2.2%)
   United Technologies                            2,200                $    154
                                                                       --------
AUTOMOTIVE (1.9%)
   General Motors                                 2,100                     135
                                                                       --------
BANKS (13.0%)
   Bank of America                                2,500                     181
   FleetBoston Financial                          5,300                     187
   JP Morgan Chase                                4,500                     158
   SunTrust Banks                                 2,500                     170
   Washington Mutual                              5,800                     219
                                                                       --------
                                                                            915
                                                                       --------
CHEMICALS (1.6%)
   Dow Chemical                                   3,500                     111
                                                                       --------
COMPUTERS & SERVICES (7.5%)
   Compaq Computer                                4,000                      41
   Electronic Data Systems                        3,000                     163
   Hewlett-Packard                                2,000                      34
   International Business Machines                2,000                     167
   Sun Microsystems*                             15,000                     123
                                                                       --------
                                                                            528
                                                                       --------
CONTAINERS & PACKAGING (1.1%)
   Newell Rubbermaid                              2,500                      78
                                                                       --------
DIVERSIFIED MANUFACTURING (1.4%)
   Tyco International                             5,500                     101
                                                                       --------
DRUGS (4.8%)
   Bristol-Myers Squibb                           5,500                     158
   McKesson                                       4,500                     182
                                                                       --------
                                                                            340
                                                                       --------

                                                                         Market
                                                                          Value
                                                 Shares                   (000)
--------------------------------------------------------------------------------
ELECTRICAL SERVICES (1.8%)
   American Electric Power                        2,800                $    128
                                                                       --------
ELECTRONICS MANUFACTURING (2.1%)
   Emerson Electric                               2,800                     149
                                                                       --------
FOOD, BEVERAGE & TOBACCO (10.2%)
   Albertson's                                    5,000                     167
   Conagra Foods                                  7,500                     184
   H.J. Heinz                                     4,000                     168
   Supervalu                                      6,500                     195
                                                                       --------
                                                                            714
                                                                       --------
GAS/NATURAL GAS (1.8%)
   KeySpan                                        3,500                     124
                                                                       --------
INSURANCE (6.9%)
   Aflac                                          5,000                     150
   Lincoln National                               3,200                     153
   Torchmark                                      4,500                     184
                                                                       --------
                                                                            487
                                                                       --------
MACHINERY (2.2%)
   Ingersoll-Rand                                 3,100                     155
                                                                       --------
MEDICAL PRODUCTS & SERVICES (6.4%)
   Guidant*                                       4,000                     150
   Johnson & Johnson                              2,000                     128
   Merck                                          3,200                     174
                                                                       --------
                                                                            452
                                                                       --------
METALS (2.2%)
   Alcoa                                          4,600                     157
                                                                       --------
NATURAL GAS PIPELINES (2.2%)
   Williams                                       8,000                     153
                                                                       --------
OIL FIELD SERVICES (1.4%)
   Baker Hughes                                   2,600                      98
                                                                       --------
PAPER & PAPER PRODUCTS (2.3%)
   Kimberly-Clark                                 2,500                     163
                                                                       --------
PETROLEUM REFINING (7.9%)
   Amerada Hess                                   2,500                     192
   ChevronTexaco                                  2,000                     174
   Marathon Oil                                   6,500                     189
                                                                       --------
                                                                            555
                                                                       --------
PRINTING & PUBLISHING (1.6%)
   Gannett                                        1,500                     110
                                                                       --------
RAILROADS (1.1%)
   Burlington Northern Santa Fe                   2,800                      77
                                                                       --------
RESTAURANTS (2.8%)
   McDonald's                                     7,000                     199
                                                                       --------

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                         THE ADVISORS' INNER CIRCLE FUND
April 30, 2002                                                       (Unaudited)

                                                                         Market
HGK EQUITY VALUE FUND                       Shares/Face                   Value
(CONCLUDED)                                Amount (000)                   (000)
--------------------------------------------------------------------------------
RETAIL (2.6%)
   Sears Roebuck                                  3,500                $    185
                                                                       --------
SEMI-CONDUCTORS/INSTRUMENTS (3.6%)
   Applied Materials*                             4,800                     117
   Intel                                          4,700                     134
                                                                       --------
                                                                            251
                                                                       --------
TELEPHONES & TELECOMMUNICATIONS (4.2%)
   Motorola                                       7,000                     108
   SBC Communications                             5,000                     155
   Tellabs*                                       4,000                      34
                                                                       --------
                                                                            297
                                                                       --------
TOTAL COMMON STOCK
   (Cost $7,092)                                                          6,816
                                                                       --------

REPURCHASE AGREEMENT (2.8%)
   Morgan Stanley Dean Witter,
     1.500%, dated 04/30/02,
     matures 05/01/02, repurchase
     price $198,759 (collateralized
     by U.S. Treasury Obligations,
     market value $202,855)                     $   199                     199
                                                                       --------
TOTAL REPURCHASE AGREEMENT
   (Cost $199)                                                              199
                                                                       --------
TOTAL INVESTMENTS (99.6%)
   (Cost $7,291)                                                          7,015
                                                                       --------
OTHER ASSETS AND LIABILITIES, NET (0.4%)                                     26
                                                                       --------

                                                                          Value
                                                                          (000)
--------------------------------------------------------------------------------
NET ASSETS:
   Portfolio Shares (unlimited
     authorization -- no par value)
     based on 778,177 outstanding
     shares of beneficial interest                                     $  7,343
   Distributions in excess of net
     investment income                                                       (1)
   Accumulated net realized loss
     on investments                                                         (25)
   Net unrealized depreciation
     on investments                                                        (276)
                                                                       --------
TOTAL NET ASSETS (100.0%)                                              $  7,041
                                                                       ========
Net Asset Value and
   Redemption Price Per Share                                          $   9.05
                                                                       ========
Maximum Offering Price
   Per Share ($9.05 / 94.50%)                                          $   9.58
                                                                       ========

* NON-INCOME PRODUCING SECURITY.



    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)                    THE ADVISORS' INNER CIRCLE FUND
For the six-month period ended April 30, 2002                        (Unaudited)

                                                                        HGK
                                                                   EQUITY VALUE
                                                                        FUND
--------------------------------------------------------------------------------
Investment Income:
   Dividend Income...............................................          $ 60
   Interest Income ..............................................             1
--------------------------------------------------------------------------------
     Total Investment Income.....................................            61
--------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees .....................................            26
   Administrative Fees ..........................................            37
   Professional Fees ............................................            11
   Transfer Agent Fees ..........................................            20
   Printing Fees ................................................             5
   Trustee Fees .................................................             3
   Registration and Filing Fees .................................             3
   Distribution Fees.............................................             7
   Custodian Fees ...............................................             1
   Insurance and Other Fees .....................................             1
--------------------------------------------------------------------------------
   Total Expenses................................................           114
   Less: Investment Advisory Fees Waived.........................           (26)
Reimbursements by Adviser........................................           (44)
--------------------------------------------------------------------------------
   Net Expenses..................................................            44
--------------------------------------------------------------------------------
       Net Investment Income ....................................            17
--------------------------------------------------------------------------------
   Net Realized Gain from Securities Sold .......................            36
   Net Change in Unrealized Appreciation
     on Investment Securities ...................................           288
--------------------------------------------------------------------------------
     Net Realized and Unrealized Gain on Investments ............           324
--------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations .........          $341
================================================================================

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)         THE ADVISORS' INNER CIRCLE FUND
For the six-month period ended April 30, 2002 (Unaudited) and the year ended October 31, 2001

                                                                  HGK
                                                              EQUITY VALUE
                                                                  FUND
                                                       -------------------------
                                                         11/01/01     11/01/00
                                                        TO 4/30/02   TO 10/31/01
--------------------------------------------------------------------------------
Investment Activities:
   Net Investment Income ................................. $    17      $    38
   Net Realized Gain (Loss) from Securities Sold .........      36          (62)
   Net Change in Unrealized Appreciation (Depreciation)
     on Investment Securities ............................     288         (424)
--------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting
     from Operations......................................     341         (448)
--------------------------------------------------------------------------------
Distributions to Shareholders:
   Net Investment Income .................................     (17)         (38)
   Realized Capital Gains ................................      --         (129)
--------------------------------------------------------------------------------
   Total Distributions....................................     (17)        (167)
--------------------------------------------------------------------------------
Capital Share Transactions:
   Shares Issued .........................................   1,718          810
   Shares Issued in Lieu of Cash Distributions ...........      17          167
   Shares Redeemed .......................................    (135)      (1,042)
--------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Capital Share
     Transactions ........................................   1,600          (65)
--------------------------------------------------------------------------------
   Total Increase (Decrease) in Net Assets ...............   1,924         (680)
--------------------------------------------------------------------------------
Net Assets:
   Beginning of Period ...................................   5,117        5,797
--------------------------------------------------------------------------------
   End of Period ......................................... $ 7,041      $ 5,117
================================================================================
Shares Issued and Redeemed:
   Issued ................................................     186           88
   Issued in Lieu of Cash Distributions ..................       2           18
   Redeemed ..............................................     (15)        (114)
--------------------------------------------------------------------------------
   Net Increase (Decrease) in Shares......................     173           (8)
================================================================================

Amounts designated as "--" are either $0 or have been rounded to $0.


    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS                             THE ADVISORS' INNER CIRCLE FUND
For a Share Outstanding Throughout Each Period
For the six-month period ended April 30, 2002 (Unaudited) and the periods ended October 31,



                                                                                                                          Ratio
           Net                Realized and                                   Net                 Net                     of Net
          Asset                Unrealized   Distributions   Distributions   Asset               Assets,     Ratio      Investment
         Value,       Net         Gains        from Net         From        Value,               End     of Expenses     Income
        Beginning  Investment  (Losses) on    Investment       Capital       End       Total  of Period   to Average   to Average
        of Period    Income     Securities      Income          Gains     of Period   Return+   (000)     Net Assets   Net Assets
        ---------   --------    ----------    ----------     ----------   ----------  ------- ---------   ----------   ----------
HGK EQUITY VALUE
2002*    $ 8.46      $0.03      $ 0.59         $(0.03)         $   --      $ 9.05      7.30%    $ 7,041      1.50%        0.59%
2001       9.45       0.07       (0.78)         (0.06)          (0.22)       8.46     (7.67)      5,117      1.50         0.72
2000       9.32       0.07        0.28          (0.06)          (0.16)       9.45      3.79       5,797      1.50         0.67
1999(1)   10.00       0.02       (0.68)         (0.02)             --        9.32     (6.46)      6,420      1.50         0.52

                                Ratio
             Ratio             of Net
          of Expenses        Investment
          to Average          Loss to
          Net Assets        Average Net
         (Excluding      Assets (Excluding    Portfolio
         Waivers and        Waivers and       Turnover
        Reimbursements)    Reimbursements)       Rate
        --------------   -----------------    ----------
HGK EQUITY VALUE
2002*      3.89%              (1.80)%           20.72%
2001       4.56               (2.34)            57.25
2000       4.27               (2.10)            29.98
1999(1)    5.53               (3.51)             5.01



 * For the six month period ended April 30, 2002. All ratios for the period have been annualized.
 + Returns are for the period indicated and have not been annualized. Total return figures do not include applicable sales loads.
(1) The HGK Equity Value Fund commenced operations on June 9, 1999. All ratios for the period have been annualized. Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND
April 30, 2002                                                       (Unaudited)


1.  ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and a Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with eighteen portfolios. The financial statements herein are those of the HGK Equity Value Fund (the "Fund"). The financial statements of the remaining Funds are presented separately. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

2.  SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

    SECURITY VALUATION -- Investments in equity securities which are traded on a national exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recent quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Securities for which quotations are not readily available (of which there were none as of April 30, 2002) are valued at fair value as determined in good faith by, or in accordance with procedures approved by, the Board of Trustees.

    FEDERAL INCOME TAXES -- It is the Fund's intention to continue to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes is required.

    SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-date.

    NET ASSET VALUE PER SHARE -- The net asset value per share of the Fund is calculated on each business day by dividing the total value of assets, less liabilities, by the number of shares outstanding.

    REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements and provisions adopted by the Adviser ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

    EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund on the basis of relative daily net assets.

    DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared and paid monthly to Shareholders. Any net realized capital gains are distributed to Shareholders at least annually.

    Distributions from net investment income and net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States

NOTES TO FINANCIAL STATEMENTS (continued)        THE ADVISORS' INNER CIRCLE FUND
April 30, 2002                                                       (Unaudited)


    The book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital in the period that the differences arise.

    USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    IMPLEMENTATION OF NEW ACCOUNTING STANDARDS -- The Fund implemented the provisions of the American Institute of Certified Public Accountants Audit and Accounting Guide "Audit of Investment Companies" (the "Guide") as required on November 1, 2001. The implementation did not have any material impact on the results of operations or financial condition of the Fund upon adoption of the provisions of the Guide.

3.  TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Mutual Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The Trust has entered into an agreement with the Distributor to act as an agent in placing repurchase agreements for the Trust. For its services, the Distributor received $46 from the Fund for the six months ended April 30, 2002.

4.  ADMINISTRATION, SHAREHOLDER SERVICING AND DISTRIBUTION AGREEMENTS:

The Trust and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $75,000 or 0.18% of the first $250 million, 0.14% of the next $250 million, and 0.10% of any amount above $500 million of the HGK Equity Value Fund's average daily net assets.

DST Systems Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991 as amended and restated on August 8, 1994.

The Trust has adopted a distribution plan that allows the Trust to pay distribution and service fees for the sale and distribution of its shares and for services provided to shareholders. The Plan provides for payment of fees to the Distributor at an annual rate of 0.25% of the Fund's average daily net assets.

5.  INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

The Trust and HGK Asset Management, Inc. (the "Adviser") are parties to an Investment Advisory Agreement dated August 15, 1994 under which the Adviser receives an annual fee equal to 0.90% of the average daily net assets of the HGK Equity Value Fund. The Adviser has voluntarily agreed to waive all or a portion of its fees and to reimburse expenses in order to limit operating expenses for the Fund from exceeding 1.50% of the average daily net assets.

First Union National Bank acts as custodian (the "Custodian") for the Trust. The Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold by the Trust.

NOTES TO FINANCIAL STATEMENTS (concluded)        THE ADVISORS' INNER CIRCLE FUND
April 30, 2002                                                       (Unaudited)

6.  INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments and U.S. Government Securities, for the six months ended April 30, 2002 are as follows:
                                            HGK EQUITY
                                            VALUE FUND
                                               (000)
                                           ------------
Purchases                                   $ 2,618
Sales                                         1,190

At April 30, 2002, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Fund at April 30, 2002, are as follows:
                                            HGK EQUITY
                                            VALUE FUND
                                               (000)
                                           ------------
Aggregate gross
     unrealized
     appreciation ........................    $ 508
Aggregate gross
     unrealized
     depreciation ........................     (785)
                                              -----
Net unrealized depreciation                   $(277)*
                                              =====

*Federal Tax cost on securities was $7,291,593.

                                      NOTES

                                      NOTES

                                      NOTES

     TRUST:
     The Advisors' Inner Circle Fund

     FUND:
     HGK Equity Value Fund

     ADVISER:
     HGK Asset Management, Inc.

     DISTRIBUTOR:
     SEI Investments Distribution Co.

     ADMINISTRATOR:
     SEI Investments Mutual Funds Services

     LEGAL COUNSEL:
     Morgan, Lewis & Bockius LLP


     For information call: 1-877-DIAL-HGK



     HGK-SA-005-0600